Related party transactions - Trading Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Datang Microelectronics Technology Co., Ltd.
Related party transactions
Sale of goods	$ 9,783	$ 15,667	$ 14,146
Purchase of services	106
Datang Semiconductor Co., Ltd.
Related party transactions
Sale of goods	117	535	464
Leadcore
Related party transactions
Sale of goods	2,018	3,960	3,267
Toppan SMIC Electronic (Shanghai) Co., Ltd ("Toppan")
Related party transactions
Sale of services	4,050	3,896	3,481
Purchase of goods	7,277	11,275	8,869
Purchase of services	32	59	856
Zhongxin Xiecheng Investment (Beijing) Co., Ltd ("Zhongxin Xiecheng")
Related party transactions
Purchase of services			4
Brite
Related party transactions
Sale of goods	33,568	44,212	31,506
Purchase of goods			25
Purchase of services	96	2,016	2,887
JCET
Related party transactions
Sale of goods	64	17
Sale of services	89	48
Purchase of goods	9,923	1,778	1,097
Purchase of services	819	620	1,189
SMEC
Related party transactions
Sale of goods	11,346
Sale of equipment	68,829
Grant of licensing	163,845
NSI
Related party transactions
Sale of goods	862
Sale of services	2,128
China Fortune-Tech Capital Co., Ltd ("China Fortune-Tech")
Related party transactions
Sale of services			65
Purchase of services	352	959	313
Datang Finance
Related party transactions
Purchase of services			15
Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Related party transactions
Purchase of services	87,071	51,739
Sale of equipment	$ 306,750	$ 661,455	$ 249,162